Condensed Consolidated Statements of Cash Flows (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Profit for the period	£ 696	£ 9,465
Income tax charge	(483)	2,584
Non-cash adjustments	15,886	13,305
Tax paid	(3,535)	(2,911)
Net changes in working capital	13,936	(10,778)
Net cash from operating activities	26,500	11,665
INVESTING ACTIVITIES
Purchase of non-current assets (tangibles and intangibles)	(5,830)	(3,964)
Proceeds from disposal of non-current assets	120	25
Acquisition of business / subsidiaries	(27,061)	0
Proceeds from sale of subsidiary, net of cash disposed of	2,744	0
Cash and cash equivalents acquired with subsidiaries	3,289	0
Interest received	353	126
Net cash used in investing activities	(26,385)	(3,813)
FINANCING ACTIVITIES
Proceeds from sublease	302	3,500
Repayment of borrowings	(9)	(23,526)
Repayment of lease liabilities	(4,569)
Interest paid	(375)	(222)
Grant received	661	1,784
Net proceeds from initial public offering	14,797	44,828
Issue of shares	9	0
Net cash from financing activities	10,816	26,364
Net change in cash and cash equivalents	10,931	34,216
Cash and cash equivalents at the beginning of the period	70,172	15,048
Exchange differences on cash and cash equivalents	(2,128)	1,780
Cash and cash equivalents at the end of the period	£ 78,975	£ 51,044